SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Available-for-sale securities, Fair Value	$ 189	$ 203
Residential Mortgage Backed Securities [Member]
Available-for-sale securities, Fair Value	189	203
Fair Value, Inputs, Level 1 [Member] | Residential Mortgage Backed Securities [Member]
Available-for-sale securities, Fair Value	0	0
Fair Value, Inputs, Level 2 [Member]
Available-for-sale securities, Fair Value	189
Fair Value, Inputs, Level 2 [Member] | Residential Mortgage Backed Securities [Member]
Available-for-sale securities, Fair Value	189	203
Fair Value, Inputs, Level 3 [Member] | Residential Mortgage Backed Securities [Member]
Available-for-sale securities, Fair Value	$ 0	$ 0